Condensed Consolidated Statements of Changes in Equity and Redeemable Common Stock - USD ($) $ in Thousands	Total	Class E Common Stock	Total Stockholders' Equity	Preferred Stock	Common Stock Class T Common Stock	Common Stock Class S Common Stock	Common Stock Class D Common Stock	Common Stock Class I Common Stock	Common Stock Class E Common Stock	Common Stock Class N Common Stock	Additional Paid-in Capital	Accumulated Deficit and Cumulative Distributions	Non-controlling interests in consolidated joint ventures
Beginning balance at Dec. 31, 2019	$ 200		$ 200	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 200	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,203)		(1,203)									(1,203)
Ending balance at Mar. 31, 2020	(1,003)		(1,003)	0	0	0	0	0	0	0	200	(1,203)	0
Beginning balance at Dec. 31, 2019	0
Ending balance at Mar. 31, 2020	0
Beginning balance at Dec. 31, 2019	200		200	0	0	0	0	0	0	0	200	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(2,225)
Ending balance at Sep. 30, 2020	2,566		2,566	0	0	0	0	0	0	2	4,789	(2,225)	0
Beginning balance at Dec. 31, 2019	0
Ending balance at Sep. 30, 2020	43,973
Beginning balance at Mar. 31, 2020	(1,003)		(1,003)	0	0	0	0	0	0	0	200	(1,203)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(353)		(353)									(353)
Ending balance at Jun. 30, 2020	(1,356)		(1,356)	0	0	0	0	0	0	0	200	(1,556)	0
Beginning balance at Mar. 31, 2020	0
Ending balance at Jun. 30, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from issuance of common stock, net of offering costs	4,591		4,591							2	4,589
Net income (loss)	(669)		(669)									(669)
Ending balance at Sep. 30, 2020	2,566		2,566	0	0	0	0	0	0	2	4,789	(2,225)	0
Class N Redeemable Common Stock
Proceeds from issuance of common stock, net of offering costs	43,973
Ending balance at Sep. 30, 2020	43,973
Beginning balance at Dec. 31, 2020	5,232		5,232	41	0	0	0	0	0	4	9,276	(4,089)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from issuance of common stock, net of offering costs	9,318		9,318							3	9,315
Distribution reinvestment	1		1								1
Share-based compensation	19		19								19
Net income (loss)	36		36									36
Preferred stock dividends	(2)		(2)									(2)
Common stock distributions	(2,378)		(2,378)									(2,378)
Ending balance at Mar. 31, 2021	12,226		12,226	41	0	0	0	0	0	7	18,611	(6,433)	0
Beginning balance at Dec. 31, 2020	83,194
Class N Redeemable Common Stock
Proceeds from issuance of common stock, net of offering costs	61,726
Ending balance at Mar. 31, 2021	144,920
Beginning balance at Dec. 31, 2020	5,232		5,232	41	0	0	0	0	0	4	9,276	(4,089)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		$ 58
Net income (loss)	(4,444)
Ending balance at Sep. 30, 2021	9,646		8,515	41	0	0	0	0	10	7	24,716	(16,259)	1,131
Beginning balance at Dec. 31, 2020	83,194
Ending balance at Sep. 30, 2021	203,532
Beginning balance at Mar. 31, 2021	12,226		12,226	41	0	0	0	0	0	7	18,611	(6,433)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from issuance of common stock, net of offering costs	(6)		(6)								(6)
Distribution reinvestment	26		26								26
Share-based compensation	19		19								19
Net income (loss)	(2,408)		(2,408)									(2,408)
Exchange of common stock									2	(2)
Preferred stock dividends	(2)		(2)									(2)
Common stock distributions	(2,659)		(2,659)									(2,659)
Adjustment to carrying value of redeemable common stock	(10,249)		(10,249)								(10,249)		0
Ending balance at Jun. 30, 2021	(3,053)		(3,053)	41	0	0	0	0	2	5	8,401	(11,502)	0
Beginning balance at Mar. 31, 2021	144,920
Class N Redeemable Common Stock
Adjustment to carrying value of redeemable common stock	10,249
Ending balance at Jun. 30, 2021	155,169
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from issuance of common stock, net of offering costs	24,949		24,949						8	2	24,939
Distribution reinvestment	33		33								33
Share-based compensation	19		19								19
Net income (loss)	(2,072)		(2,076)									(2,076)	4
Preferred stock dividends	(2)		(2)									(2)
Common stock distributions	(2,679)		(2,679)									(2,679)
Adjustment to carrying value of redeemable common stock	(8,676)		(8,676)								(8,676)
Contributions from non-controlling interests	1,127												1,127
Ending balance at Sep. 30, 2021	9,646		$ 8,515	$ 41	$ 0	$ 0	$ 0	$ 0	$ 10	$ 7	$ 24,716	$ (16,259)	$ 1,131
Class N Redeemable Common Stock
Common stock repurchased	(22,000)
Proceeds from issuance of common stock, net of offering costs	61,687
Adjustment to carrying value of redeemable common stock	8,676
Ending balance at Sep. 30, 2021	$ 203,532